Material Accounting Policies (Details)	12 Months Ended
Dec. 31, 2025 segment
Statement Of Compliance And Summary Of Material Accounting Policies [Line Items]
Number of operating segments	1
Number of reportable segments	1
Buildings
Statement Of Compliance And Summary Of Material Accounting Policies [Line Items]
Useful life property, plant and equipment (in years)	5 years
Equipment
Statement Of Compliance And Summary Of Material Accounting Policies [Line Items]
Useful life property, plant and equipment (in years)	5 years
Depreciation rate, property, plant and equipment	20.00%